Note 15 - Financial Risk Management (Details Textual)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Trade receivables	$ 33,791,853	$ 30,972,608
Allowance account for credit losses of financial assets at end of period	$ 528,527	$ 338,034
Currency risk [member]
Statement Line Items [Line Items]
Trade receivables			$ 24,157,194	$ 22,017,575
Percentage of reasonably possible increase in unobservable input, assets	10.00%		10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 9,336,426
Revolving line of credit [member]
Statement Line Items [Line Items]
Borrowings, interest rate	1.75%		1.75%
Revolving line of credit [member] | Interest rate risk [member]
Statement Line Items [Line Items]
Borrowings, interest rate	4.60%		4.60%
Term loan [member] | Interest rate risk [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.10%		8.10%
Current [member] | Trade receivables [member]
Statement Line Items [Line Items]
Percentage of financial assets	80.00%		80.00%
Later than one month and not later than two months [member] | Trade receivables [member]
Statement Line Items [Line Items]
Percentage of financial assets	10.60%		10.60%
Later than two months and not later than three months [member] | Trade receivables [member]
Statement Line Items [Line Items]
Percentage of financial assets	3.60%		3.60%
Later than three months [member] | Trade receivables [member]
Statement Line Items [Line Items]
Percentage of financial assets	5.80%		5.80%
Three customers [member]
Statement Line Items [Line Items]
Number of major customers	3
Percentage of entity's trade receivables	5.00%
Trade receivables	$ 34,320,380
Two customers [member]
Statement Line Items [Line Items]
Number of major customers		2
Percentage of entity's trade receivables		5.00%
Trade receivables		$ 31,310,642